Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share based Compensation
Summary of the Group's share-based compensation cost

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2017, 2018 and 2019 (in thousands):

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	818,101	757,341	758,810
Selling and marketing expenses	90,271	102,638	84,920
General and administrative expenses	576,629	787,200	797,120
Research and development expenses	499,850	824,552	763,239
	1,984,851	2,471,731	2,404,089

Restricted share units
Share based Compensation
Summary of the Company's RSUs award activities

		Weighted average
		grant date fair
	Number of RSUs	value
	(in thousands)	US$
Outstanding at January 1, 2017	1,663	131.08
Granted	1,260	295.95
Vested	(1,192)	152.96
Forfeited	(59)	177.14
Outstanding at December 31, 2017	1,672	238.18

Outstanding at January 1, 2018	1,672	238.18
Granted	2,073	271.21
Vested	(1,228)	250.53
Forfeited	(92)	238.34
Outstanding at December 31, 2018	2,425	260.12

Outstanding at January 1, 2019	2,425	260.12
Granted	1,763	231.51
Vested	(1,182)	256.12
Forfeited	(191)	244.09
Outstanding at December 31, 2019	2,815	244.99